Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventories [Abstract]
Raw materials	$ 100	$ 167
Finished goods	2,743	3,551
Inventories	$ 2,843	$ 3,718